UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  350 Madison Avenue, 8th Floor
          New York, New York 10017

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Laura Roche
Title:  Chief Financial Officer
Phone:  (212) 389-8763

Signature, Place and Date of Signing:


/s/ Laura Roche               New York, New York                 May 17, 2004
--------------------          ------------------            --------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       53

Form 13F Information Table Value Total: $201,315
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                             MARKET VALUE BOOK   SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING
NAME OF ISSUER                  TITLE OF CLASS   CUSIP/SEDOL      (X1000)        PRN AMT   PRN CALL DISCRETION  MGR      AUTHORITY
ABX Air Inc                     Common Stock     0080s101            8735        1,375,000              Sole     None     1,375,000
Aclara BioSciences Inc          Common Stock     00461p106           1384          346,100              Sole     None       346,100
Advisory Brd Co                 Common Stock     00762w107           8385          228,478              Sole     None       228,478
AGCO Corp                       Common Stock     001084102            690           33,320              Sole     None        33,320
Allegheny Energy Inc            Common Stock     017361106           1035           75,525              Sole     None        75,525
Arch Wireless Inc.              Common Stock     039392709           7087          219,400              Sole     None       219,400
Arena Pharmaceuticals Inc       Common Stock     040047102           1802          277,255              Sole     None       277,255
Bay View Cap Corp.              Common Stock     07262L101           1338          600,200              Sole     None       600,200
Brinker Intl Inc                Common Stock     109641100           2517           66,360              Sole     None        66,360
Brookfield Homes Corp.          Common Stock     112723101          14425          411,100              Sole     None       411,100
Caesar's Entmt Inc              Common Stock     127687101           3624          277,900              Sole     None       277,900
Caremark Rx Inc                 Common Stock     141705103           1766           53,100              Sole     None        53,100
Centex Corp.                    Common Stock     152312104          15906          294,220              Sole     None       294,220
Citizen's Communications Co     Common Stock     17453b101           5546          428,600              Sole     None       428,600
Columbia Labs Inc               Common Stock     197779101            838          169,200              Sole     None       169,200
Diamond Offshore Drilling Inc   Common Stock     25271c102            363           15,000              Sole     None        15,000
Dobson Communications Corp      Common Stock     256069105           4963        1,717,467              Sole     None     1,717,467
Dress Barn Inc                  Common Stock     261570105           2252          128,400              Sole     None       128,400
Eagle Materials Inc             Common Stock     26969p207           2022           34,619              Sole     None        34,619
Electronic Boutique Hldgs       Common Stock     286045109            686           23,400              Sole     None        23,400
First Horizon Pharmeceutical    Common Stock     32051k106           8576          544,149              Sole     None       544,149
Federal Home Ln Mtg Corp        Common Stock     313400301           4576           77,474              Sole     None        77,474
Friedman's Inc                  Common Stock     358438109            415           71,500              Sole     None        71,500
Gentiva Health Services Inc.    Common Stock     37247a102           5837          376,800              Sole     None       376,800
Government Prtys Tr Inc         Common Stock     38374w107           3382          256,800              Sole     None       256,800
Grupo Aeroportuario Del Sure    Common Stock     40051e202            445           21,320              Sole     None        21,320
HealthTronics Svs I             Common Stock     42222l107            493           80,400              Sole     None        80,400
Hollinger Int'l Inc             Common Stock     435569108           8033          405,730              Sole     None       405,730
Honeywell Intl Inc              Common Stock     438516106           1298           38,350              Sole     None        38,350
IMC Global Inc                  Common Stock     449669100           2987          208,900              Sole     None       208,900
Intrabiotics Pharmaceuticals    Common Stock     46116t506           1137           67,670              Sole     None        67,670
Janus Cap Group Inc.            Common Stock     47102x105           4073          248,670              Sole     None       248,670
Penney JC Inc                   Common Stock     708160106            883           25,400              Sole     None        25,400
Kinder Morgan Management LLC    Common Stock     49455U100           1647           38,929              Sole     None        38,929
Laidlaw Int'l Inc               Common Stock     50730r102           7822          537,582              Sole     None       537,582
Magna Intl Inc                  Common Stock     559222401            610            7,700              Sole     None         7,700
Mi Devs Inc                     Common Stock     55304x104         36,117        1,289,900              Sole     None       836,900
Medco Health Solutions Inc      Common Stock     58405u102           2944           86,600              Sole     None        86,600
Movie Gallery Inc.              Common Stock     624581104           1363           69,600              Sole     None        69,600
Parker Drilling Co              Common Stock     701081101            113           27,100              Sole     None        27,100
Precision Drilling Co           Common Stock     74022D100            935           20,000              Sole     None        20,000
Price Communications Corp       Common Stock     741437305           2457          156,600              Sole     None       156,600
Providence Svc Corp             Common Stock     743815102            535           30,000              Sole     None        30,000
Regal Entmt Group               Common Stock     758766109           1096           49,886              Sole     None        49,886
Stein Mart Inc                  Common Stock     858375108           1472          106,870              Sole     None       106,870
Thermogenesis Corp              Common Stock     883623209           1422          360,052              Sole     None       360,052
Hilfiger Tommy Corp.            Common Stock     G8915Z102           1928          113,400              Sole     None       113,400
Transocean Inc                  Common Stock     g90078109           2246           80,530              Sole     None        80,530
Virologic Inc                   Common Stock     92823r201           1055          348,050              Sole     None       348,050
Wabash Natl Corp                Common Stock     929566107            928           39,330              Sole     None        39,330
Wilson's The Leather Experts    Common Stock     972463103            445          156,600              Sole     None       156,600
Woodward Governor Co.           Common Stock     980745103           2086           32,720              Sole     None        32,720
Xcel Energy Inc.                Common Stock     98389b100           6595          370,280              Sole     None       370,280

16233.0001 #485568